Investment Portfolioas of November 30, 2024 (Unaudited)
DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)

Equity — Equity Funds 16.7%
DWS Emerging Markets Equity Fund "Institutional" (a)	49,807	923,923
DWS RREEF Global Infrastructure Fund "Institutional" (a)	30,960	536,853
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	143,066	1,081,580
DWS RREEF Real Estate Securities Fund "Institutional" (a)	20,874	498,668
DWS Small Cap Core Fund "S" (a)	10,490	575,399
Total Equity — Equity Funds (Cost $2,890,612)		3,616,423

Equity — Exchange-Traded Funds 50.8%
iShares Core MSCI Europe ETF	25,653	1,444,520
iShares MSCI Japan ETF	9,294	647,699
iShares MSCI Pacific ex Japan ETF	5,634	268,234
Vanguard S&P 500 ETF	1,562	864,489
Xtrackers RREEF Global Natural Resources ETF (b)	3,250	84,728
Xtrackers S&P 500 ESG ETF (b)	139,751	7,693,293
Total Equity — Exchange-Traded Funds (Cost $10,290,853)		11,002,963

Fixed Income — Bond Funds 4.4%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	8	56
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	33,838	191,186
DWS High Income Fund "Institutional" (a)	173,006	769,879
Total Fixed Income — Bond Funds (Cost $903,133)		961,121

Fixed Income — Exchange-Traded Funds 25.7%
iShares Core International Aggregate Bond ETF	18,548	969,689
iShares GNMA Bond ETF	29,582	1,299,241
iShares JP Morgan USD Emerging Markets Bond ETF	6,953	640,719
iShares U.S. Treasury Bond ETF	40,127	920,714
Vanguard Intermediate-Term Corporate Bond ETF	21,051	1,729,760
Total Fixed Income — Exchange-Traded Funds (Cost $5,446,822)		5,560,123

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.6%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.342% (c), 3/20/2025 (d) (Cost $126,515)	128,200	126,532

	Shares	Value ($)

Fixed Income — Money Market Funds 1.8%
DWS Central Cash Management Government Fund, 4.67% (a) (e) (Cost $390,897)	390,897	390,897

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $20,048,832)	100.0	21,658,059
Other Assets and Liabilities, Net	(0.0)	(4,905)
Net Assets	100.0	21,653,154

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended November 30, 2024 are as follows:
Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024
Equity — Equity Funds 16.7%
DWS Core Equity Fund “Institutional” (a)
6,901,618	12,689	6,998,876	4,543,278	(4,458,709)	12,689	—	—	—
DWS Emerging Markets Equity Fund “Institutional” (a)
1,065,981	—	138,000	6,013	(10,071)	—	—	49,807	923,923
DWS ESG Core Equity Fund “Institutional” (a)
961,235	—	980,901	25,901	(6,235)	—	—	—	—
DWS RREEF Global Infrastructure Fund “Institutional” (a)
817,609	1,761	329,400	39,980	6,903	1,761	—	30,960	536,853
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)
769,558	301,700	—	—	10,322	—	—	143,066	1,081,580
DWS RREEF Real Estate Securities Fund “Institutional” (a)
391,586	92,670	—	—	14,412	2,071	—	20,874	498,668
DWS Small Cap Core Fund “S” (a)
521,898	—	—	—	53,501	—	—	10,490	575,399
Equity —Exchange-Traded Funds 35.9%
Xtrackers RREEF Global Natural Resources ETF (b)
—	154,885	64,948	(2,056)	(3,153)	—	—	3,250	84,728
Xtrackers S&P 500 ESG ETF (b)
—	7,409,249	—	—	284,044	—	—	139,751	7,693,293
Fixed Income — Bond Funds 4.4%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
55	1	—	—	—	1	—	8	56
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
478,216	2,674	292,000	(15,317)	17,613	2,674	—	33,838	191,186
DWS High Income Fund “Institutional” (a)
756,114	12,052	—	—	1,713	12,052	—	173,006	769,879
Fixed Income — Money Market Funds 1.8%
DWS Central Cash Management Government Fund, 4.67% (a) (e)
217,963	1,385,946	1,213,012	—	—	2,904	—	390,897	390,897
12,881,833	9,373,627	10,017,137	4,597,799	(4,089,660)	34,152	—	995,947	12,746,462

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At November 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	The rate shown is the annualized seven-day yield at period end.

MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's

At November 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2025	7	774,284	778,313	4,029
2 Year U.S. Treasury Note	USD	3/31/2025	7	1,441,213	1,442,766	1,553
Russell E-Mini 2000 Index	USD	12/20/2024	2	221,426	244,460	23,034
S&P 500 E-Mini Index	USD	12/20/2024	3	883,159	907,725	24,566
U.S. Treasury Long Bond	USD	3/20/2025	1	118,128	119,500	1,372
U.S. Treasury Ultra Bond	USD	3/20/2025	1	125,409	127,187	1,778
Total unrealized appreciation						56,332
At November 30, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Ultra Note	USD	3/20/2025	7	797,872	803,578	(5,706)
5 Year U.S. Treasury Note	USD	3/31/2025	4	428,678	430,406	(1,728)
Total unrealized depreciation						(7,434)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$3,616,423	$—	$—	$3,616,423
Equity — Exchange-Traded Funds	11,002,963	—	—	11,002,963
Fixed Income — Bond Funds	961,121	—	—	961,121
Fixed Income — Exchange-Traded Funds	5,560,123	—	—	5,560,123
Government & Agency Obligations	—	126,532	—	126,532
Fixed Income — Money Market Funds	390,897	—	—	390,897
Derivatives (a)
Futures Contracts	56,332	—	—	56,332
Total	$21,587,859	$126,532	$—	$21,714,391

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(7,434)	$—	$—	$(7,434)
Total	$(7,434)	$—	$—	$(7,434)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMAMAT-PH1
R-080548-2 (1/25)